Label	Element	Value
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.80%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $335.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.00%)
Pacer Swan SOS Flex (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	110.80%
Pacer Swan SOS Flex (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.60%)
Pacer Swan SOS Flex (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%